UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50392

(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50392

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515-247-6783

Date of fiscal year end: June 30, 2016

Date of reporting period: September 30, 2015

ITEM 1 - SCHEDULE OF INVESTMENTS

Schedule of Investments

Principal EDGE Active Income ETF

September 30, 2015 (unaudited)

COMMON STOCKS - 25.22%	Shares Held	Value (000’s)
Aerospace & Defense - 0.63%
Lockheed Martin Corp	818	$170

Banks - 1.51%
Bank of Nova Scotia/The	4,186	184
PacWest Bancorp	5,176	222

		$406

Chemicals - 0.73%
EI du Pont de Nemours & Co	4,078	196

Coal - 0.60%
Alliance Resource Partners LP	7,250	161

Computers - 0.78%
Apple Inc	1,898	209

Electric - 2.07%
Allete Inc	3,415	172
WEC Energy Group Inc	3,772	197
Xcel Energy Inc	5,294	188

		$557

Electronics - 0.68%
Garmin Ltd	5,067	182

Food - 0.55%
Kraft Heinz Co/The	2,112	149

Housewares - 0.46%
Tupperware Brands Corp	2,517	125

Insurance - 0.55%
MetLife Inc	3,115	147

Investment Companies - 1.60%
Ares Capital Corp	16,113	233
Oaktree Capital Group LLC	3,953	196

		$429

Machinery - Diversified - 0.68%
Deere & Co	2,469	183

Oil & Gas - 0.76%
Exxon Mobil Corp	2,760	205

Pharmaceuticals - 2.40%
Abbott Laboratories	3,272	132
Johnson & Johnson	1,997	186
Merck & Co Inc	3,442	170
Pfizer Inc	4,991	157

		$645

Pipelines - 1.25%
EnLink Midstream Partners LP	10,448	165
Targa Resources Partners LP	5,936	172

		$337

Private Equity - 0.73%
KKR & Co LP	11,706	196

Publicly Traded Investment Fund - 0.75%
SPDR Barclays High Yield Bond ETF	5,650	201

REITS - 6.19%
American Capital Agency Corp	12,820	240
Annaly Capital Management Inc	27,044	267
Colony Capital Inc	8,647	169

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

September 30, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000’s)
REITS (continued)
Digital Realty Trust Inc	4,530	$296
EPR Properties	5,290	273
Medical Properties Trust Inc	18,153	201
Omega Healthcare Investors Inc	6,211	218

		$1,664

Semiconductors - 0.80%
Microchip Technology Inc	4,966	214

Telecommunications - 0.83%
BCE Inc	5,421	222

Toys, Games & Hobbies - 0.67%
Hasbro Inc	2,492	180

TOTAL COMMON STOCKS		$6,778

PREFERRED STOCKS - 5.72%	Shares Held	Value (000’s)
Banks - 0.47%
Goldman Sachs Group Inc/The 6.13%	5,000	127

Diversified Financial Services - 0.28%
General Electric Capital Corp 4.88%	3,000	76

Electric - 1.39%
BGE Capital Trust II 6.20%	5,000	128
Entergy Arkansas Inc 5.75%	5,000	125
NextEra Energy Capital Holdings Inc 5.13%; Series I	5,000	120

		$373

Insurance - 0.47%
Prudential Financial Inc 5.75%	5,000	126

Media - 0.47%
Comcast Corp 5.00%	5,000	127

REITS - 2.19%
Digital Realty Trust Inc 7.38%; Series H	5,000	134
Hospitality Properties Trust 7.13%; Series D	5,000	129
Kimco Realty Corp 6.00%; Series I	5,000	126
Ventas Realty LP / Ventas Capital Corp 5.45%	2,000	50
Vornado Realty Trust 6.63%; Series I	6,000	150

		$589

Telecommunications - 0.45%
Qwest Corp 6.13%	5,000	120

TOTAL PREFERRED STOCKS		$1,538

BONDS - 68.21%	Principal Amount (000’s)	Value (000’s)
Banks - 3.70%
Bank of America Corp
8.00%, 01/30/2018 (a)	$500	$523
JP Morgan Chase & Co
5.15%, 05/01/2023 (a)	500	471

		$994

Beverages - 2.87%
Innovation Ventures LLC / Innovation Ventures Finance Corp
9.50%, 08/15/2019 (b)	750	772

Commercial Services - 2.70%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	750	726

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

September 30, 2015 (unaudited)

BONDS (continued)	Principal Amount (000’s)	Value (000’s)
Diversified Financial Services - 3.62%
International Lease Finance Corp
5.88%, 08/15/2022	$250	$266
Jefferies Group LLC
6.25%, 01/15/2036	750	708

		$974

Electric - 1.59%
PPL Capital Funding Inc
6.70%, 03/30/2067 (a)	500	426

Environmental Control - 1.48%
ADS Waste Holdings Inc
8.25%, 10/01/2020	400	399

Healthcare - Services - 7.20%
HCA Inc
5.88%, 05/01/2023	450	467
Tenet Healthcare Corp
8.13%, 04/01/2022	750	797
Vantage Oncology LLC / Vantage Oncology Finance Co
9.50%, 06/15/2017 (b)	750	671

		$1,935

Home Builders - 2.68%
Pulte Group Inc
6.38%, 05/15/2033	700	719

Insurance - 2.05%
MetLife Capital Trust X
9.25%, 04/08/2068 (b)	400	552

Iron & Steel - 4.63%
AK Steel Corp
7.63%, 05/15/2020	250	130
Allegheny Technologies Inc
6.63%, 08/15/2023	500	430
ArcelorMittal
7.00%, 02/25/2022	750	683

		$1,243

Leisure Products & Services - 1.95%
Royal Caribbean Cruises Ltd
5.25%, 11/15/2022	500	523

Lodging - 1.89%
Boyd Gaming Corp
6.88%, 05/15/2023	500	508

Media - 5.03%
CCO Holdings LLC / CCO Holdings Capital Corp
5.75%, 01/15/2024	500	478
DISH DBS Corp
5.88%, 11/15/2024	450	382
Time Warner Cable Inc
6.55%, 05/01/2037	500	491

		$1,351

Mortgage Backed Securities - 14.43%
Citigroup Commercial Mortgage Trust 2015-GC29
4.30%, 04/10/2048 (a)	750	720
COMM 2014-CCRE20 Mortgage Trust
3.59%, 11/10/2047	400	416
COMM 2015-CCRE22 Mortgage Trust
4.27%, 03/10/2048 (a)	500	477

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

September 30, 2015 (unaudited)

BONDS (continued)	Principal Amount (000’s)	Value (000’s)
Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2013-GC14
4.51%, 08/10/2046 (a),(b)	$360	$392
JP Morgan Chase Commercial Mortgage Securities Corp
4.57%, 12/15/2047 (a),(b)	750	717
JPMBB Commercial Mortgage Securities Trust 2014-C26
4.57%, 01/15/2048 (a)	750	737
WFRBS Commercial Mortgage Trust 2014-C22
4.06%, 09/15/2057 (a),(b)	500	420

		$3,879

Office & Business Equipment - 2.79%
CDW LLC / CDW Finance Corp
5.50%, 12/01/2024	750	750

Oil & Gas - 2.50%
Linn Energy LLC / Linn Energy Finance Corp
6.25%, 11/01/2019	500	127
W&T Offshore Inc
8.50%, 06/15/2019	250	111
Whiting Petroleum Corp
5.75%, 03/15/2021	500	433

		$671

Oil & Gas Services - 1.57%
Exterran Partners LP / EXLP Finance Corp
6.00%, 04/01/2021	500	423

Software - 2.90%
First Data Corp
8.25%, 01/15/2021 (b)	750	778

Telecommunications - 2.63%
Sprint Corp
7.88%, 09/15/2023	400	324
T-Mobile USA Inc
6.38%, 03/01/2025	400	384

		$708

TOTAL BONDS		$18,331

Total Investments		$26,647
Other Assets in Excess of Liabilities, Net - 0.85%		$228

TOTAL NET ASSETS - 100%		$26,875

(a)	Variable Rate. Rate shown is in effect at September 30, 2015.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,302 or 16.01% of net assets.

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

September 30, 2015 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	23.37%
Consumer, Non-cyclical	15.73%
Mortgage Securities	14.43%
Communications	9.41%
Consumer, Cyclical	7.65%
Technology	7.26%
Energy	6.69%
Basic Materials	5.35%
Utilities	5.04%
Industrial	3.47%
Exchange Traded Funds	0.75%
Other Assets in Excess of Liabilities, Net	0.85%

TOTAL NET ASSETS	100.00%

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS

Principal EDGE Active Income ETF

September 30, 2015

Security Valuation: The Fund values securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the -counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Advisor”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine a net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Trustees as may occasionally be necessary.

Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 - Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 - Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

NOTES TO FINANCIAL STATEMENTS

Principal EDGE Active Income ETF

September 30, 2015

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Trustees. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Fund did not have a Level 3 balance.

NOTES TO FINANCIAL STATEMENTS

Principal EDGE Active Income ETF

September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s securities carried at value (amounts shown in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)
Principal EDGE Active Income ETF
Bonds*	$—	$18,331	$—	$18,331
Common Stocks*	6,778	—	—	6,778
Preferred Stocks*	1,538	—	—	1,538

Total investments in securities	$8,316	$18,331	$—	$26,647

*	For additional detail regarding sector classifications, please see the Schedule of Investments.

For more information regarding the Fund and its holdings, please see the Fund’s prospectus.

Federal Income Tax Basis. At September 30, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost for Federal Income Tax Purposes
Principal EDGE Active Income ETF	$70	$(2,069)	$(1,999)	$28,646

The Fund’s Schedule of Investments as of September 30, 2015 has not been audited. This report is provided for the general information of the Fund’s shareholders.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date	11/17/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date	11/17/2015

By	/s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date	11/17/2015